REAL ESTATE INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
REAL ESTATE INVENTORY
Work-in-process	$ 183,004	$ 179,419
Finished goods	282,932	1,132,950
Total real estate inventory	$ 465,936	$ 1,312,369